Note 7 - Common Stock (Details) (USD $)	0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended			12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 29, 2014	Feb. 28, 2015	Sep. 23, 2014	May 31, 2014	Nov. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	May 09, 2014	Sep. 30, 2014
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		605,556	940,189		382,000		382,000		382,000			382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.50	$ 0.53		$ 0.53		$ 0.53		$ 0.53			0.53		$ 0.53
Warrant Term		10 years	5 years		5 years		5 years
Amortization of Debt Discount (Premium) (in Dollars)						$ 48,000		$ 0	$ 48,000
Unamortized Debt Issuance Expense (in Dollars)						526,000	574,000		574,000		526,000	574,000
Percent of Outstanding Loan Amount						1.00%					1.00%
Allocated Share-based Compensation Expense (in Dollars)						42,000		13,000	184,000	87,000
Class of Warrant or Right, Outstanding						2,411,071					2,411,071
Conversion of Stock, Shares Issued			3,743,282
Conversion of Stock, Exchange Ratio			0.0080497
Debt Conversion, Original Debt, Amount (in Dollars)			1,546,000						1,546,000
Stock Issued During Period, Shares, New Issues			11,305,567
Proceeds from Issuance of Private Placement (in Dollars)			6,000,000						4,204,000
Right to Shares Agreement, Right to Receive Shares, Granted to Investor				432,479
Right to Shares Agreement, Exercise of Right to Receive Shares, Common Stock Issued, Shares	432,479
Right to Shares Agreement, Additional Consideration Paid Upon the Exercise of Right (in Dollars)									0
Right to Shares Agreement, Additional Shares Issuable							0		0			0
March 2015 Issuance [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						11,628					11,628
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.34					$ 0.34
Warrant Term											10 years
Fair Value Assumptions, Expected Dividend Rate											0.00%
Fair Value Assumptions, Expected Volatility Rate											78.90%
Fair Value Assumptions, Risk Free Interest Rate											1.94%
Fair Value Assumptions, Expected Term											10 years
Allocated Share-based Compensation Expense (in Dollars)						3,000
Private Placement [Member]
Note 7 - Common Stock (Details) [Line Items]
Right to Shares Agreement, Common Shares Cancelled						854,989			854,989
Right to Shares Agreement, Obligated to Issue, Shares						956,354	956,354		956,354		956,354	956,354
Right to Shares Agreement, Not Issued Due to Beneficial Ownership Limitations, Shares						101,365			101,365
Right to Shares Agreement, Delivery of Shares, Days Obligated						3 years			3 days
Right to Shares Agreement, Common Stock, Shares Issued									390,316			390,316
Right to Shares Agreement, Shares Reserved But Not Issued						566,038	566,038		566,038		566,038	566,038
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						940,189					940,189
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.53					$ 0.53
Warrant Term						5 years
Right to Shares Agreement, Exercise of Right to Receive Shares, Common Stock Issued, Shares	356,666
Right to Shares Agreement, Additional Shares Issuable	0
Warrant [Member] | Vendors And Nonemployee [Member]
Note 7 - Common Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)						15,000
Warrant [Member] | Employees [Member]
Note 7 - Common Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)						244,000
Warrant [Member] | Minimum [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate					1.55%		1.55%
Warrant [Member] | Maximum [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate					1.65%		1.65%
Warrant [Member]
Note 7 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate		0.00%			0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate		77.60%			61.30%		61.30%
Fair Value Assumptions, Risk Free Interest Rate		2.14%
Fair Value Assumptions, Expected Term		10 years			5 years		5 years
Allocated Share-based Compensation Expense (in Dollars)							137,000
GBS [Member] | Accrued Interest [Member]
Note 7 - Common Stock (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)													211,000
GBS [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants as Percentage of Outstanding Shares of Common Stock													5.00%
Debt Conversion, Original Debt, Amount (in Dollars)													1,750,000
Stock Issued During Period, Shares, Other			943,596										943,596
September 2014 Term Loan [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 0.53
Warrant Term														10 years
Warrants and Rights Outstanding (in Dollars)														$ 622,000
Fair Value Assumptions, Expected Dividend Rate														0.00%
Fair Value Assumptions, Expected Volatility Rate														77.00%
Fair Value Assumptions, Risk Free Interest Rate														2.50%
September 2014 Term Loan [Member]
Note 7 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 0.53
Warrant Term														10 years